Mezzanine Equity - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 22, 2021 CNY (¥) shares	May 31, 2021 CNY (¥) shares	Nov. 30, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares	Jun. 22, 2021 USD ($)	May 31, 2021 $ / shares	Nov. 30, 2020 $ / shares
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest equity preferred carrying amount				¥ 0		¥ 32,846,087		$ 0
Payment of stock issuance costs				31,785
Reduction of mezzanine equity		¥ 153,237
Stock Repurchased Of Preferred During Period Value				(877,732)
Compensation expense				3,628,602	$ 569,407	3,254,335	¥ 455,634
Stock Issued During Period, Value, New Issues				11,059,043
Increase in Carrying Amount of Redeemable Preferred Stock						120,086
Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Stock Repurchased Of Preferred During Period Shares | shares		170,121,961
Preferred Stock, Par or Stated Value Per Share | $ / shares												$ 0.9864
Stock Repurchased Of Preferred During Period Value		¥ 877,732
Compensation expense		¥ 39,549
Converson of stock | shares	14,968,198,107
Maximum [Member]
Redeemable Noncontrolling Interest [Line Items]
Increase of APIC	¥ 33,587,714			626,431
Minimum [Member]
Redeemable Noncontrolling Interest [Line Items]
Increase of APIC	¥ 8,389			1,038,564		376,820
Series A Sixteen Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Payment of stock issuance costs			¥ 3,216
Temporary equity accretion to redemption value						¥ 65,199
Preferred Stock, Par or Stated Value Per Share | $ / shares													$ 0.00001
Preferred Stock, Value, Issued			¥ 11,081,037
Stock Issued During Period, Shares, New Issue | shares			2,942,381,074
Shares Issued, Price Per Share | $ / shares													$ 0.5744
Stock Issued During Period, Value, New Issues			¥ 1,690,000
Increase in Carrying Amount of Redeemable Preferred Stock			54,887
Series A Sixteen Redeemable Convertible Preferred Stock [Member] | Sinopec Capital Co., Ltd [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares										$ 0.00001
Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest equity preferred carrying amount | $											$ 5,179,399
Redeemable Convertible Preferred Stock [Member] | Series A Sixteen Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest equity preferred carrying amount			¥ 385,788								$ 1,779,575
Temporary equity accretion to redemption value				¥ 518,432
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Converson of stock | shares	14,965,476,285
Common stock conversion basis	one-on-one basis
Common Class B [Member]
Redeemable Noncontrolling Interest [Line Items]
Converson of stock | shares	2,721,822
Series A16 Preferred Shares [Member] | Sinopec Capital Co., Ltd [Member]
Redeemable Noncontrolling Interest [Line Items]
Preferred Stock, Shares Issued | shares									104,463,233
Preferred Stock, No Par Value | $ / shares										$ 0.5744
Preferred Stock, Value, Issued									¥ 385,788